Note 23 - Supplemental Disclosure for Statements of Cash Flows	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Cash Flow, Supplemental Disclosures [Text Block]
2 3 .	Supplemental Disclosure for Statements of Cash Flows

During
201
6,
2015
and
2014,
we paid interest aggregating
$5.5
million,
$4.6
million and
$2.9
million, respectively. Interest paid during
2016
included collection fees of
$778,000
and a prepayment premium of
$2.1
million, both of which were withdrawn by CRG from a bank account under their control. During
2016,
2015,
and
2014,
we issued
67,002,
68,157
and
36,455
shares of our common stock, respectively, as matching contributions to our
401
(k) Plan which were valued at
$121,000,
$117,000
and
$100,000,
respectively. In
December 2016,
we prepaid
$348,000
of insurance premiums through the issuance of a note payable to IPFS with an interest rate of
8.99%.
During
2015
and
2014,
we recorded
$1.0
million and
$2.4
million, respectively, of end-of-term fees associated with our notes payable to CRG and Oxford.

In connection with their initial investment in
March 2015,
the investors in MT were issued warrants that have been determined to be derivative liabilities with an estimated fair value of
$63,000.
A
$46,000
deemed dividend related to the beneficial conversion feature within the MT Preferred Stock was also recorded at the time of the initial investment in MT.
See Note
10.

During
2014,
in connection with the Oxford Loan Agreement, we issued warrants with an estimated relative fair value of
$465,000.
Also during
2014,
in connection with entering into the R-NAV joint enterprise, Navidea executed a promissory note in the principal amount of
$666,666,
payable in
two
equal installments on
July 15, 2015
and
July 15, 2016,
the
first
and
second
anniversaries of the R-NAV transaction. See Note
11.